UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999.
Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Laifer Capital Management, Inc.
   Address:   114 West 47th Street
              New York, NY  100

   Form 13F File Number:   28-6050

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Ranie Hotis
   Title:   Vice President
   Phone:   212-268-8048

Signature, Place and Date of Signing:


   /s/ Ranie Hotis             New York, NY          Aug 11, 1999

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Laifer Capital Management, Inc.
28-6050
Report for Period Ended:  06/30/1999

Report Summary:

   Number of Other Included Managers:                0
   Form 13F Information Table Entry Total:          34
   Form 13F Information Table Value Total:     $44,802 (thousands)

                          FORM 13F INFORMATION TABLE

Laifer Capital Management, Inc.
28-6050
Report for Period Ended:  06/30/1999

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ ------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
AUTOTOTE CORP                  CL A             053323101      126    52900 SH       DEFINED                                   52900
BALCHEM CORP                   COM              057665200      713   123975 SH       DEFINED                                  123975
BALCHEM CORP                   COM              057665200     1234   214625 SH       SOLE                   214625
BRIO INDUSTRIES INC            COM              10970E104       26    16000 SH       DEFINED                                   16000
CARDINAL FINANCIAL CORP        COM              14149F109     1407   194000 SH       DEFINED                                  194000
CONCEPTS DIRECT INC            COM              206013104     3943   426300 SH       DEFINED                                  426300
CONCEPTS DIRECT INC            COM              206013104     5555   600500 SH       SOLE                   600500
DAMARK INTERNATIONAL INC       CL A             235691102      111    13300 SH       DEFINED                                   13300
DOVER DOWNS ENTERTAINMENT INC  COM              260086103     1007    56920 SH       DEFINED                                   56920
DOVER DOWNS ENTERTAINMENT INC  COM              260086103      821    46406 SH       SOLE                    46406
DYNAMEX INC                    COM              26784F103       30    10500 SH       DEFINED                                   10500
EQUITRAC CORP                  COM              294599105     2401   127200 SH       DEFINED                                  127200
GS FINANCIAL CORP              COM              362274102      235    21500 SH       DEFINED                                   21500
GS FINANCIAL CORP              COM              362274102      257    23500 SH       SOLE                    23500
HAROLDS STORES INC             COM              413353103     1173   180396 SH       DEFINED                                  180396
HAROLDS STORES INC             COM              413353103     1782   274145 SH       SOLE                   274145
ITLA CAPITAL CORP              COM              450565106      628    39900 SH       DEFINED                                   39900
ITLA CAPITAL CORP              COM              450565106      469    29800 SH       SOLE                    29800
IMTEC INC                      COM              452909104      530    75700 SH       DEFINED                                   75700
IMTEC INC                      COM              452509104      811   115900 SH       SOLE                   115900
LEVEL 8 SYSTEMS INC            COM              52729M102      188    16000 SH       DEFINED                                   16000
MLC HOLDINGS INC               COM              55305V107      862   113100 SH       DEFINED                                  113100
MLC HOLDINGS INC               COM              55305V107      863   113200 SH       SOLE                   113200
MOORE HANDLEY INC              COM              615762101       31    15300 SH       SOLE                    15300
MOTO PHOTO INC                 COM              619821101       45    43600 SH       DEFINED                                   43600
NUMEREX CORP PA                COM              67053A102       80    18900 SH       DEFINED                                   18900
PEOPLES BANK CATAWBA NC        CL A             710215104      257    13500 SH       DEFINED                                   13500
SEL-LEB MARKETING INC          COM NEW          816082309       68    13900 SH       SOLE                    13900
SPECIALTY CATALOG CORP         COM              84748Q103      365   100600 SH       DEFINED                                  100600
SPECIALTY CATALOG CORP         COM              84748Q103      492   135800 SH       SOLE                   135800
STYLING TECHNOLOGY CORPORATION COM              863905105     3962   304800 SH       DEFINED                                  304800
STYLING TECHNOLOGY CORPORATION COM              863905105     5093   391800 SH       SOLE                   391800
TRM CORP                       COM              872636105     2267   345500 SH       DEFINED                                  345500
TRM CORP                       COM              872636105     3970   604900 SH       SOLE                   604900